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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                    Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2007 through January 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    IBBOTSON
                                ASSET ALLOCATION
                                     SERIES

                                   Semiannual
                                     Report

                                     1/31/08





                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                  2

Market Overview and Outlook                                            4

Comparing Ongoing Fund Expenses                                        8

Portfolio Reviews                                                     16

Prices and Distributions                                              19

Conservative Allocation Fund - Portfolio Summary and
  Performance Update                                                  21

Moderate Allocation Fund - Portfolio Summary and
  Performance Update                                                  26

Growth Allocation Fund - Portfolio Summary and
  Performance Update                                                  31

Aggressive Allocation Fund - Portfolio Summary and
  Performance Update                                                  36

Schedule of Investments                                               41

Financial Statements                                                  45

Notes to Financial Statements                                         67

Approval of Investment Advisory and Sub-Advisory Agreements           74

Trustees, Officers and Service Providers                              94

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy and Wall Street ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets by over $100 billion. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically compared to U.S. government securities and stock markets declining. For the six months ending January 31, 2008, the Dow Jones Industrial Average fell 3%, the Standard & Poor's 500 Index declined 4% and the NASDAQ Composite Index fell 6%. The MSCI EAFE Developed Market Index of international stock markets fell 7%, and the MSCI Emerging Markets Index fell 1% over the period. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 7% over the six months ending January 31, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 1% as its higher coupon yields overcame falling bond prices as credit spreads widened.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury
-----------------------
Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 1/31/08
--------------------------------------------------------------------------------

In the following interview, portfolio manager Peng Chen, Chief Investment Officer for Ibbotson Associates, discusses the market environment and investment strategies that applied to the funds in the Pioneer Ibbotson Allocation Series for the semiannual period ended January 31, 2008.

Q: Could you characterize the economic and market backdrop during the six months ended January 31, 2008?

A: The period opened with the financial markets experiencing a significant degree of turmoil. The scope of the subprime mortgage crisis had begun to become apparent in July, causing significant volatility across global markets. Credit tightened and liquidity disappeared as investors sought to protect themselves against risks that were difficult to evaluate. Ultimately, the risk aversion led to a flight to quality, which was most strongly evidenced by high demand for U.S. Treasury securities. The bond markets began to price in Federal Reserve easing of short-term rates, causing rates to fall and the yield curve (a graph depicting the relationships between bond yields and maturities) to steepen significantly. In September, October and November, the Fed lowered the benchmark short-term rate in total by one percentage point to its current 3.00%.

     Interest rates ended the period lower along the yield curve. Since a bond's price moves in the opposite direction of its yield, that meant that bond prices generally rose over the period, with Treasuries benefiting the most. The overall bond market returned 6.82% for the six months ended January 31, 2008, as measured by the Lehman Brothers Aggregate Bond Index. The U.S. equity market in total provided negative returns for the six months as reflected in the S&P 500 decline of 4.32%, with large-cap and growth-oriented stocks holding up somewhat better than small-cap and value issues. International equities overall declined substantially, with the MSCI EAFE Index returning -7.43% for the six months.

Q: What were the strategic considerations that you applied to the four portfolios in allocating assets?

A: For each portfolio, assets have been invested in keeping with their broad asset allocation and specific mutual fund targets. In addition, we have implemented several tactical shifts across all the portfolios.

     Within the U.S. stock portion of the portfolios, we continued to emphasize large-capitalization stocks relative to small-cap stocks for

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     a number of reasons. While small-cap stocks have historically outperformed large-caps over significant periods, there is a cyclical aspect to this performance leadership, and the recently concluded cycle of small cap outperformance was unusually long. In addition, if the economy enters a recession, as appears possible, large-cap stocks may be more resilient. Finally, the current tight credit environment driven by the subprime crisis favors large, cash-rich companies. For the period, the portfolios' weighting in large-caps was a positive contributor to performance. We believe that we are likely still in the midst of a cycle of large-cap performance leadership, and expect to maintain the portfolios' overweight positioning in large-caps going forward. With respect to the other equity categories, exposure remained neutral through the period. We have also maintained neutral target weightings in the non-US equity market alternatives, both developed and emerging.

     A second emphasis has been within the bond portion of the portfolios, where for most of the period the portfolios' underweighted the long-term bond vehicle, with the difference allocated to the shorter-term fixed-income alternative. The weighting was designed to limit volatility, but constrained performance for the period, as longer-term issues benefited most from the flight to quality and falling interest rates. Toward the end of the period, the portfolios' phased out the positioning, as a steeper yield curve made long-term rates more attractive on a relative basis. In addition, we cannot rule out another flight-to-quality trend in 2008 that would again benefit longer-term issues the most. Elsewhere within fixed-income, the yield spread offered by high-yield bonds versus investment-grade issues remains below its long-term average, and it is possible that a slowing economy will lead to an increase in defaults. As a result the portfolios' have been moving gradually to underweight the high-yield bond offering.

     Finally, the portfolios' continue to underweight REITs (Real Estate Investment Trusts). That modestly constrained performance for the six months, as REITs declined slightly less than most other equity categories. REITs are traditionally most attractive to investors seeking income return, and with falling fixed-income yields and recent REIT price weakness REIT yields now exceed those of Treasury bonds. However, while valuations have retreated from the extremes

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 1/31/08                                (continued)
--------------------------------------------------------------------------------

     of the fairly recent past, REITs continue to trade above their long-term valuation averages. We continue to underweight REITs in view of our risk/reward assessment.

Q: What factors are you watching most closely as you determine strategy for the Portfolios going forward?

A: We would not be surprised to see ongoing weakness in the U.S. dollar in view of the U.S. trade, budget and savings deficits. Given that perspective, we are evaluating a range of non-U.S. asset classes, both equities and fixed-income, for possibly increased weightings in the portfolios. In addition, both emerging market stocks and U.S. growth stocks have recently experienced significant outperformance relative to other equity categories. While both asset classes play an important role in a diversified portfolio, current valuations have led us to evaluate those categories for possible trimming.

     Going forward, we will continue to monitor economic indicators and interest rates to evaluate whether we need to adjust the views underlying our strategic allocation.

Each portfolio's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in any portfolio, you should consider all the risks associated with it.

Please see the Portfolio Reviews beginning on page 16 for information on specific weightings and performance for each of the four portfolios in the Pioneer Ibbotson Asset Allocation Series.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolio's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/08
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from August 1, 2007 through January 31, 2008.

Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/07                        $1,000.00      $1,000.00      $1,000.00      $1,000.00

Ending Account Value (after
expenses) On 1/31/08             $1,001.80      $  996.40      $  997.30      $  998.00

Expenses Paid During Period*     $    7.42      $   11.93      $   11.53      $    9.72

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.47%, 2.37%, 2.29% and 1.93%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2007 through January 31, 2008.

Share Class                       A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value
On 8/1/07                     $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account Value (after
expenses) On 1/31/08          $1,017.80    $1,013.26    $1,013.66    $1,015.48

Expenses Paid During
Period*                       $    7.48    $   12.03    $   11.62    $    9.80

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.47%, 2.37%, 2.29% and 1.93%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/08
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from August 1, 2007 through January 31, 2008.

Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/07                        $1,000.00      $1,000.00      $1,000.00      $1,000.00

Ending Account Value (after
expenses) On 1/31/08             $  971.20      $  967.00      $  967.20      $  973.20

Expenses Paid During Period*     $    6.91      $   11.11      $   10.51      $    5.12

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.39%, 2.24%, 2.12% and 1.03%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2007 through January 31, 2008.

Share Class                       A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value
On 8/1/07                     $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account Value (after
expenses) On 1/31/08          $1,018.20    $1,013.91    $1,014.52    $1,020.01

Expenses Paid During
Period*                       $    7.07    $   11.37    $   10.76    $    5.24

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.39%, 2.24%, 2.12% and 1.03%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/08
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from August 1, 2007 through January 31, 2008.

Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/07                        $1,000.00      $1,000.00      $1,000.00      $1,000.00

Ending Account Value (after
expenses) On 1/31/08             $  955.20      $  950.50      $  952.70      $  961.10

Expenses Paid During Period*     $    7.54      $   11.70      $   10.98      $    5.68

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.53%, 2.38%, 2.23% and 1.15%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2007 through January 31, 2008.

Share Class                       A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value
On 8/1/07                     $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account Value (after
expenses) On 1/31/08          $1,017.49    $1,013.21    $1,013.96    $1,019.41

Expenses Paid During
Period*                       $    7.78    $   12.08    $   11.32    $    5.85

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.53%, 2.38%, 2.23% and 1.15%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/08
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 1, 2007 through January 31, 2008.

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/07                        $1,000.00      $1,000.00      $1,000.00      $1,000.00

Ending Account Value (after
expenses) On 1/31/08             $  940.50      $  936.90      $  938.20      $  949.60

Expenses Paid During Period*     $    8.02      $   12.30      $   11.43      $    6.04

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.64%, 2.52%, 2.34% and 1.23%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2007 through January 31, 2008.

Share Class                       A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value
On 8/1/07                     $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account Value (after
expenses) On 1/31/08          $1,016.94    $1,012.50    $1,013.41    $1,019.00

Expenses Paid During
Period*                       $    8.34    $   12.78    $   11.88    $    6.26

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.64%, 2.52%, 2.34% and 1.23%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 1/31/08
--------------------------------------------------------------------------------

Conservative Allocation

The Fund's total return for the semiannual period ended January 31, 2008, was 0.18% for Class A shares, at net asset value. For the same period, the Fund's benchmarks, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned -4.32% and 6.82%, respectively.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income during the period. Within the equity portion of the Fund, Pioneer Research Fund was the largest holding at 7.57% of assets on January 31, 2008. Pioneer Fund was the next largest equity holding at 6.57% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter-term bond fund, Pioneer Short Term Income Fund, at 26.23%, followed by Pioneer Bond Fund at 24.10% of assets.

Moderate Allocation

The Fund's total return for the semiannual period ended January 31, 2008, was -2.88% for Class A shares, at net asset value. For the same period, the Fund's benchmarks, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned -4.32% and 6.82%, respectively.

The Fund targeted an asset allocation of 60% equities, 40% fixed-income during the period. Within the equity portion of the Fund, Pioneer Research Fund was the largest holding at 9.92% of assets on January 31, 2008. Pioneer International Equity Fund was the next largest equity holding at 9.35% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter-term bond fund, Pioneer Short Term Income Fund, at 15.88%, followed by Pioneer Bond Fund at 14.29% of assets.

Growth Allocation
The Fund's total return for the semiannual period ended January 31, 2008, was -4.48% for Class A shares, at net asset value. For the same period, the Fund's benchmarks, the Standard & Poor's 500

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Index and the Lehman Brothers Aggregate Bond Index returned -4.32% and 6.82%, respectively.

The Fund targeted an asset allocation of 75% equities, 25% fixed-income during the period. Within the equity portion of the Fund, Pioneer Research Fund was the largest holding at 11.77% of assets on January 31, 2008. Pioneer International Equity Fund was the next largest equity holding at 11.64% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in an intermediate-term bond fund, Pioneer Bond Fund, at 11.60% of assets, while a shorter-term bond fund, Pioneer Short Term Income Fund, represented 8.67% of assets.

Aggressive Allocation
The Fund's total return for the semiannual period ended January 31, 2008, was -5.95% for Class A shares, at net asset value. For the same period, the Fund's benchmarks, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned -4.32% and 6.82%, respectively.

The Fund targeted an asset allocation of 90% equities, 10% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 14.70% of assets on January 31, 2008. On the domestic side, Pioneer Research Fund 12.81% of assets and Pioneer Fund at 10.12% of assets were the largest holdings. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. The fixed-income portion of the Fund was invested in an intermediate-term bond fund, Pioneer Bond Fund, at 8.05% of assets, while Pioneer Short Term Income Fund represented 0.81% of assets.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 1/31/08                                          (continued)
--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Conservative Allocation Fund

 Class   1/31/08   7/31/07
 -----   -------   -------
   A     $10.81    $11.28
   B     $10.67    $11.10
   C     $10.66    $11.09
   Y     $10.85    $11.30

Moderate Allocation Fund

 Class   1/31/08   7/31/07
 -----   -------   -------
   A     $11.43    $12.50
   B     $10.96    $11.97
   C     $10.85    $11.88
   Y     $11.46    $12.55

Growth Allocation Fund

 Class   1/31/08   7/31/07
 -----   -------   -------
   A     $12.19    $13.47
   B     $10.99    $12.17
   C     $11.69    $12.90
   Y     $12.30    $13.55

Aggressive Allocation Fund

 Class   1/31/08   7/31/07
 -----   -------   -------
   A     $12.67    $14.20
   B     $12.12    $13.55
   C     $12.27    $13.73
   Y     $12.80    $14.26

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS                                           (continued)
--------------------------------------------------------------------------------

Distributions Per Share
--------------------------------------------------------------------------------

Conservative Allocation Fund

                     8/1/07 - 1/31/08
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
   A       $0.3486      $0.0139         $0.1386
   B       $0.2467      $0.0139         $0.1386
   C       $0.2570      $0.0139         $0.1386
   Y       $0.2838      $0.0139         $0.1386

Moderate Allocation Fund

                     8/1/07 - 1/31/08
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
   A       $0.3065      $0.0202         $0.4165
   B       $0.2080      $0.0202         $0.4165
   C       $0.2334      $0.0202         $0.4165
   Y       $0.3516      $0.0202         $0.4165

Growth Allocation Fund

                     8/1/07 - 1/31/08
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
   A       $0.2478      $0.0195         $0.4512
   B       $0.1439      $0.0195         $0.4512
   C       $0.1662      $0.0195         $0.4512
   Y       $0.2960      $0.0195         $0.4512

Aggressive Allocation Fund

                     8/1/07 - 1/31/08
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
   A       $0.2347      $0.0017         $0.5012
   B       $0.1165      $0.0017         $0.5012
   C       $0.1551      $0.0017         $0.5012
   Y       $0.2927      $0.0017         $0.5012

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/08
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income     70%
Equity           30%

Short Term Bond                              27.00%
--------------------------------------------------
Domestic Corporate Bonds                     17.00
--------------------------------------------------
Cash & Cash Equivalents                      13.00
--------------------------------------------------
High-Yield Corporate Bonds                   13.00
--------------------------------------------------
Large-Cap Growth                              9.00
--------------------------------------------------
Large-Cap Value                               9.00
--------------------------------------------------
International Equities                        8.00
--------------------------------------------------
Mid/Small Cap Value                           2.00
--------------------------------------------------
Mid/Small Cap Growth                          2.00
--------------------------------------------------
Real Estate Investment Trusts (REITs)         0.00
--------------------------------------------------
Emerging Market                               0.00
--------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                    International Stocks
----------------------------------------       -----------------------------------
Pioneer Research                    7.57%      Pioneer International Equity   6.44%
----------------------------------------       -----------------------------------
Pioneer Fund                        6.57       Pioneer Europe Select Equity   2.13
----------------------------------------       -----------------------------------
Pioneer Cullen Value                3.27       Bonds
----------------------------------------       -----------------------------------
Pioneer Independence                3.26       Pioneer Short Term Income     26.23
----------------------------------------       -----------------------------------
Pioneer Oak Ridge Large Cap Growth  2.16       Pioneer Bond                  24.10
----------------------------------------       -----------------------------------
Pioneer Value                       2.14       Pioneer Strategic Income       5.35
----------------------------------------       -----------------------------------
Pioneer Small Cap Value             1.09       Pioneer High Yield             3.23
----------------------------------------       -----------------------------------
Pioneer Growth Opportunities        1.08       Pioneer Global High Yield      2.15
------------------------------------           ------------------------------
Pioneer Mid Cap Growth              1.08       Pioneer Government Income      2.15
----------------------------------------       -----------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                             Public
                              Net Asset     Offering
Period                       Value (NAV)   Price (POP)
Life-of-Class
(5/12/05)                      5.60%          3.33%
1 Year                         2.64          -3.25
-------------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross          Net
                                1.62%          1.38%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Conservative         Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
5/05      9425                 10000                10000
1/06      9900                 10872                10047
1/07     10542                 12448                10477
1/08     10820                 12160                11400

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                       CLASS B SHARES
-------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                If          If
Period                         Held      Redeemed
Life-of-Class
(5/12/05)                      4.67%        3.64%
1 Year                         1.66        -2.26
------------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                 Gross         Net
                                 2.55%        2.28%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Conservative         Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
5/05     10000                 10000                10000
1/06     10448                 10872                10047
1/07     11027                 12448                10477
1/08     10910                 12160                11400

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                 If          If
Period                          Held      Redeemed
Life-of-Class
(5/12/05)                       4.67%       4.67%
1 Year                          1.75        1.75
---------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross        Net
                                2.40%       2.28%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Conservative         Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
5/05     10000                 10000                10000
1/06     10439                 10872                10047
1/07     11029                 12448                10477
1/08     11223                 12160                11400

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                   If         If
Period                            Held     Redeemed
Life-of-Class
(5/12/05)*                        5.49%       5.49%
1 Year                            2.42        2.42
----------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                  Gross        Net
                                  1.54%       1.54%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Conservative         Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
5/05     10000                 10000               10000
1/06     10528                 10872               10047
1/07     11182                 12448               10477
1/08     11453                 12160               11400

* Inception date of Class A Shares.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/08
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity         60%
Fixed Income   40%

Short Term Bond                                17.00%
----------------------------------------------------
Large-Cap Growth                               15.50
----------------------------------------------------
Large-Cap Value                                15.50
----------------------------------------------------
International Equities                         12.00
----------------------------------------------------
Domestic Corporate Bonds                        9.00
----------------------------------------------------
High-Yield Corporate Bonds                      8.00
----------------------------------------------------
Mid/Small Cap Value                             6.00
----------------------------------------------------
Cash & Cash Equivalents                         6.00
----------------------------------------------------
Mid/Small Cap Growth                            6.00
----------------------------------------------------
Real Estate Investment Trusts (REITs)           3.00
----------------------------------------------------
Emerging Market                                 2.00
----------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                 International Stocks
----------------------------------------    -----------------------------------
Pioneer Research                    9.92%   Pioneer International Equity   9.35%
----------------------------------------    -----------------------------------
Pioneer Fund                        9.14    Pioneer Europe Select Equity   2.87
----------------------------------------    -----------------------------------
Pioneer Oak Ridge Large Cap Growth  4.97    Pioneer Emerging Markets       1.97
----------------------------------------    -----------------------------------
Pioneer Cullen Value                4.14    Bonds
----------------------------------------    -----------------------------------
Pioneer Independence                3.93    Pioneer Short Term Income     15.88
----------------------------------------    -----------------------------------
Pioneer Value                       3.85    Pioneer Bond                  14.29
----------------------------------------    -----------------------------------
Pioneer Real Estate                 3.09    Pioneer High Yield             2.11
----------------------------------------    -----------------------------------
Pioneer Growth Opportunities        2.70    Pioneer Strategic Income       2.10
----------------------------------------    -----------------------------------
Pioneer Mid Cap Value               2.03    Pioneer Global High Yield      2.07
----------------------------------------    -----------------------------------
Pioneer Mid Cap Growth              2.00    Pioneer Government Income      1.61
----------------------------------------    -----------------------------------
Pioneer Small Cap Value             1.98
----------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                             Public
                             Net Asset      Offering
Period                      Value (NAV)    Price (POP)
Life-of-Class
(8/9/04)                        8.14%          6.31%
1 Year                         -0.41           6.11
-------------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross           Net
                                1.41%          1.41%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Moderate             Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04      9425                 10000                10000
1/05     10077                 10772                10186
1/06     11175                 11890                10369
1/07     12183                 13613                10814
1/08     12134                 13299                11766

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                  If          If
Period                           Held      Redeemed
 Life-of-Class
 (8/9/04)                        6.30%       5.80%
 1 Year                         -1.23       -4.97
---------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
                                 Gross        Net
                                 2.26%       2.24%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Moderate             Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04     10000                 10000                10000
1/05     10519                 10772                10186
1/06     11553                 11890                10369
1/07     12486                 13613                10814
1/08     12132                 13299                11766

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS C SHARES
-------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                  If          If
Period                           Held      Redeemed
Life-of-Class
(8/9/04)                        6.14%       6.14%
1 Year                         -1.12       -1.12
---------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross        Net
                                2.15%       2.15%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Moderate             Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04     10000                 10000                10000
1/05     10653                 10772                10186
1/06     11701                 11890                10369
1/07     12658                 13613                10814
1/08     12517                 13299                11766

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                  If          If
Period                           Held      Redeemed
 Life-of-Class
 (8/9/04)*                       8.45%       8.45%
 1 Year                         -0.05       -0.05
----------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
                                 Gross        Net
                                 1.05%       1.05%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Moderate             Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04     10000                 10000                10000
1/05     10690                 10772                10186
1/06     11888                 11890                10369
1/07     13010                 13613                10814
1/08     13003                 13299                11766

* Inception date of Class A Shares.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/08
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity           75%
Fixed Income     25%

Large-Cap Value                                17.50%
----------------------------------------------------
Large-Cap Growth                               16.50
----------------------------------------------------
International Equities                         16.00
----------------------------------------------------
Short Term Bond                                12.50
----------------------------------------------------
Mid/Small Cap Growth                            8.50
----------------------------------------------------
Mid/Small Cap Value                             8.50
----------------------------------------------------
Domestic Corporate Bonds                        7.50
----------------------------------------------------
High-Yield Corporate Bonds                      5.00
----------------------------------------------------
Emerging Market                                 4.00
----------------------------------------------------
Real Estate Investment Trusts (REITs)           4.00
----------------------------------------------------
Cash & Cash Equivalents                         0.00
----------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                  International Stocks
------------------------------------------   ------------------------------------
Pioneer Research                   11.77%    Pioneer International Equity  11.64%
------------------------------------------   ------------------------------------
Pioneer Fund                        9.08     Pioneer Emerging Markets       4.05
------------------------------------------   ------------------------------------
Pioneer Oak Ridge Large Cap Growth  6.39     Pioneer Europe Select Equity   3.20
------------------------------------------   ------------------------------------
Pioneer Independence                4.75     Bonds
------------------------------------------   ------------------------------------
Pioneer Cullen Value                4.63     Pioneer Bond                  11.60
------------------------------------------   ------------------------------------
Pioneer Value                       3.99     Pioneer Short Term Income      8.67
------------------------------------------   ------------------------------------
Pioneer Mid Cap Value               3.96     Pioneer High Yield             1.08
------------------------------------------   ------------------------------------
Pioneer Real Estate                 3.91     Pioneer Strategic Income       1.04
------------------------------------------   ------------------------------------
Pioneer Growth Opportunities        3.26     Pioneer Global High Yield      1.03
------------------------------------------   ------------------------------------
Pioneer Mid Cap Growth              3.01     Pioneer Government Income      0.07
------------------------------------------   ------------------------------------
Pioneer Small Cap Value             2.87
-----------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                             Public
                              Net Asset     Offering
Period                       Value (NAV)   Price (POP)
Life-of-Class
(8/9/04)                        9.56%        7.71%
1 Year                         -1.63         7.30
--------------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross         Net
                                1.53%        1.53%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Growth               Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04      9425                 10000                10000
1/05     10267                 10772                10186
1/06     11702                 11890                10369
1/07     12897                 13613                10814
1/08     12687                 13299                11766

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                     CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                   If          If
Period                            Held      Redeemed
Life-of-Class
(8/9/04)                          6.05%       5.55%
1 Year                           -2.55       -6.25
----------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                  Gross        Net
                                  2.41%       2.34%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Growth               Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04     10000                 10000                10000
1/05     10467                 10772                10186
1/06     11827                 11890                10369
1/07     12923                 13613                10814
1/08     12394                 13299                11766

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                  If          If
Period                           Held      Redeemed
Life-of-Class
(8/9/04)                        7.83%       7.83%
1 Year                         -2.31       -2.31
---------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross        Net
                                2.25%       2.25%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Growth               Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04     10000                 10000                10000
1/05     10709                 10772                10186
1/06     12098                 11890                10369
1/07     13238                 13613                10814
1/08     12933                 13299                11766

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                 If           If
Period                          Held       Redeemed
Life-of-Class
(8/9/04)*                      10.07%      10.07%
1 Year                         -1.04       -1.04
---------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross        Net
                                1.17%       1.17%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Growth               Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04     10000                 10000                10000
1/05     10890                 10772                10186
1/06     12458                 11890                10369
1/07     13820                 13613                10814
1/08     13675                 13299                11766

* Inception date of Class A Shares.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/08
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity             90%
Fixed Income       10%

International Equities                           21.00%
------------------------------------------------------
Large-Cap Growth                                 19.00
------------------------------------------------------
Large-Cap Value                                  19.00
------------------------------------------------------
Mid/Small Cap Growth                             10.50
------------------------------------------------------
Mid/Small Cap Value                              10.50
------------------------------------------------------
Domestic Corporate Bonds                          7.00
------------------------------------------------------
Emerging Market                                   5.00
------------------------------------------------------
Real Estate Investment Trusts (REITs)             5.00
------------------------------------------------------
Short Term Bond                                   3.00
------------------------------------------------------
High-Yield Corporate Bonds                        0.00
------------------------------------------------------
Cash & Cash Equivalents                           0.00
------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
------------------------------------------    ------------------------------------
Pioneer Research                    12.81%    Pioneer International Equity   14.70%
------------------------------------------    ------------------------------------
Pioneer Fund                        10.12     Pioneer Emerging Markets       5.25
------------------------------------------    ------------------------------------
Pioneer Oak Ridge Large Cap Growth   7.58     Pioneer Europe Select Equity   5.22
------------------------------------------    ------------------------------------
Pioneer Cullen Value                 5.70     Bonds
------------------------------------------    ------------------------------------
Pioneer Mid Cap Value                4.97     Pioneer Bond                   8.05
------------------------------------------    ------------------------------------
Pioneer Real Estate                  4.95     Pioneer Short Term Income      0.81
------------------------------------------    ------------------------------------
Pioneer Independence                 4.84
------------------------------------------
Pioneer Growth Opportunities         4.27
------------------------------------------
Pioneer Small Cap Value              3.87
------------------------------------------
Pioneer Value                        3.78
------------------------------------------
Pioneer Mid Cap Growth               3.08
------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                             Public
                              Net Asset     Offering
Period                       Value (NAV)   Price (POP)
Life-of-Class
(8/9/04)                       10.78%         8.91%
1 Year                         -3.08         -8.65
------------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross          Net
                                1.68%         1.67%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Agressive            Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04      9425                 10000                10000
1/05     10436                 10772                10186
1/06     12163                 11890                10369
1/07     13543                 13613                10814
1/08     13126                 13299                11766

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                     CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                 If          If
Period                          Held      Redeemed
Life-of-Class
(8/9/04)                        8.94%       8.47%
1 Year                         -3.82       -7.50
---------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross        Net
                                2.55%       2.46%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Agressive            Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04     10000                 10000                10000
1/05     10962                 10772                10186
1/06     12676                 11890                10369
1/07     13990                 13613                10814
1/08     13255                 13299                11766

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                 If          If
Period                          Held      Redeemed
Life-of-Class
(8/9/04)                        9.41%       9.41%
1 Year                         -3.66       -3.66
---------------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/07)
                                Gross        Net
                                2.38%       2.38%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

      Pioneer Ibbotson                           Lehman Brothers
      Agressive            Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04     10000                 10000                10000
1/05     10841                 10772                10186
1/06     12525                 11890                10369
1/07     13848                 13613                10814
1/08     13342                 13299                11766


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/08                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2008)

                                  If           If
Period                           Held       Redeemed
 Life-of-Class
 (8/9/04)*                      11.36%      11.36%
 1 Year                         -1.88       -1.88
----------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
                                  Gross          Net
                                 1.25%      1.25%

      Pioneer Ibbotson                           Lehman Brothers
      Agressive            Standard & Poor's     Aggregate
      Allocation Fund      500 Stock Index       Bond Index
8/04     10000                 10000               10000
1/05     11077                 10772               10186
1/06     12964                 11890               10369
1/07     14459                 13613               10814
1/08     14187                 13299               11766

* Inception date of Class A Shares.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                               Value
              MUTUAL FUNDS - 93.6%
              PIONEER FUNDS - 93.6%
1,040,069     Pioneer Bond Fund Class Y                           $ 9,620,641
   63,756     Pioneer Cullen Value Fund Class Y                     1,303,812
   26,387     Pioneer Europe Select Equity Fund Class Y               850,709
   59,325     Pioneer Fund Class Y                                  2,622,157
   76,638     Pioneer Global High Yield Fund Class Y                  857,584
   88,650     Pioneer Government Income Fund Class Y                  857,250
   18,346     Pioneer Growth Opportunities Fund Class Y               431,315
  127,831     Pioneer High Yield Fund Class Y                       1,288,534
  106,497     Pioneer Independence Fund Class Y                     1,301,397
  108,707     Pioneer International Equity Fund Class Y             2,572,003
   28,713     Pioneer Mid-Cap Growth Fund Class Y                     432,410
   68,146     Pioneer Oak Ridge Large Cap Growth Fund Class Y         864,088
  319,207     Pioneer Research Fund Class Y                         3,022,893
1,064,085     Pioneer Short Term Income Fund Class Y               10,470,594
   19,114     Pioneer Small Cap Value Fund Class Y                    435,216
  203,446     Pioneer Strategic Income Fund Class Y                 2,138,218
   60,564     Pioneer Value Fund Class Y                              855,764
                                                                  -----------
              TOTAL INVESTMENTS IN SECURITIES - 93.6%
              (Cost $40,946,044) (a)                              $39,924,585
                                                                  -----------
              OTHER ASSETS AND LIABILITIES - 6.4%                 $ 2,720,416
                                                                  -----------
              TOTAL NET ASSETS - 100.0%                           $42,645,001
                                                                  ===========

(a) At January 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $40,946,044 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost            $   461,948

       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value             (1,483,407)
                                                                  -----------
       Net unrealized loss                                        $(1,021,459)
                                                                  ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2008 aggregated $15,929,680 and $7,601,304, respectively.

The accompanying notes are an integral part of these financial statements.   41

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                Value
              MUTUAL FUNDS - 99.2%
              PIONEER FUNDS - 99.2%
4,447,565     Pioneer Bond Fund Class Y                           $ 41,139,979
  582,751     Pioneer Cullen Value Fund Class Y                     11,917,252
  153,346     Pioneer Emerging Markets Fund Class Y                  5,678,386
  256,611     Pioneer Europe Select Equity Fund Class Y              8,273,127
  595,598     Pioneer Fund Class Y                                  26,325,421
  531,719     Pioneer Global High Yield Fund Class Y                 5,949,930
  480,284     Pioneer Government Income Fund Class Y                 4,644,348
  330,955     Pioneer Growth Opportunities Fund Class Y              7,780,747
  601,555     Pioneer High Yield Fund Class Y                        6,063,673
  925,733     Pioneer Independence Fund Class Y                     11,312,462
1,137,646     Pioneer International Equity Fund Class Y             26,916,707
  382,010     Pioneer Mid-Cap Growth Fund Class Y                    5,753,064
  262,536     Pioneer Mid-Cap Value Fund Class Y                     5,833,557
1,129,227     Pioneer Oak Ridge Large Cap Growth Fund Class Y       14,318,596
  404,609     Pioneer Real Estate Shares Fund Class Y                8,901,399
3,015,656     Pioneer Research Fund Class Y                         28,558,262
4,648,484     Pioneer Short Term Income Fund Class Y                45,741,078
  250,825     Pioneer Small Cap Value Fund Class Y                   5,711,284
  576,763     Pioneer Strategic Income Fund Class Y                  6,061,781
  784,036     Pioneer Value Fund Class Y                            11,078,434
                                                                  ------------
              TOTAL INVESTMENTS IN SECURITIES - 99.2%
              (Cost $289,908,018) (a)                             $287,959,487
                                                                  ------------
              OTHER ASSETS AND LIABILITIES - 0.8%                 $  2,305,582
                                                                  ------------
              TOTAL NET ASSETS - 100.0%                           $290,265,069
                                                                  ============

(a) At January 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $289,908,018 was as follows:

      Aggregate gross unrealized gain for all investments
      in which there is an excess of value over tax cost           $ 9,289,741

      Aggregate gross unrealized loss for all investments
      in which there is an excess of tax cost over value           (11,238,272)
                                                                   -----------
      Net unrealized loss                                          $(1,948,531)
                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2008 aggregated $57,162,316 and $31,251,129, respectively.

42    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                 Value
              MUTUAL FUNDS - 101.0%
              PIONEER FUNDS - 101.0%
3,495,529     Pioneer Bond Fund Class Y                            $ 32,333,644
  630,847     Pioneer Cullen Value Fund Class Y                      12,900,825
  304,959     Pioneer Emerging Markets Fund Class Y                  11,292,622
  276,196     Pioneer Europe Select Equity Fund Class Y               8,904,559
  572,467     Pioneer Fund Class Y                                   25,303,054
  255,703     Pioneer Global High Yield Fund Class Y                  2,861,320
   19,117     Pioneer Government Income Fund Class Y                    184,864
  385,905     Pioneer Growth Opportunities Fund Class Y               9,072,631
  299,778     Pioneer High Yield Fund Class Y                         3,021,759
1,083,577     Pioneer Independence Fund Class Y                      13,241,305
1,371,484     Pioneer International Equity Fund Class Y              32,449,308
  556,420     Pioneer Mid-Cap Growth Fund Class Y                     8,379,689
  497,078     Pioneer Mid-Cap Value Fund Class Y                     11,045,080
1,404,531     Pioneer Oak Ridge Large Cap Growth Fund Class Y        17,809,453
  495,200     Pioneer Real Estate Shares Fund Class Y                10,894,410
3,465,253     Pioneer Research Fund Class Y                          32,815,942
2,456,697     Pioneer Short Term Income Fund Class Y                 24,173,897
  351,101     Pioneer Small Cap Value Fund Class Y                    7,994,574
  275,529     Pioneer Strategic Income Fund Class Y                   2,895,809
  787,129     Pioneer Value Fund Class Y                             11,122,127
                                                                   ------------
              TOTAL INVESTMENTS IN SECURITIES - 101.0%
              (Cost $285,456,833) (a)                              $278,696,872
                                                                   ------------
              OTHER ASSETS AND LIABILITIES - (1.0%)                $ (2,624,584)
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $276,072,288
                                                                   ============

(a) At January 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $285,456,833 was as follows:

      Aggregate gross unrealized gain for all investments in
      which there is an excess of value over tax cost               $ 8,508,157

      Aggregate gross unrealized loss for all investments
      in which there is an excess of tax cost over value            (15,268,118)
                                                                   ------------
      Net unrealized loss                                           $(6,759,961)
                                                                   ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2008 aggregated $53,370,535 and $31,069,795, respectively.

The accompanying notes are an integral part of these financial statements.   43

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                 Value
              MUTUAL FUNDS - 100.8%
              PIONEER FUNDS - 100.8%
1,514,700     Pioneer Bond Fund Class Y                            $ 14,010,977
  485,392     Pioneer Cullen Value Fund Class Y                       9,926,262
  246,907     Pioneer Emerging Markets Fund Class Y                   9,142,953
  281,639     Pioneer Europe Select Equity Fund Class Y               9,080,044
  398,333     Pioneer Fund Class Y                                   17,606,322
  316,127     Pioneer Growth Opportunities Fund Class Y               7,432,150
  689,133     Pioneer Independence Fund Class Y                       8,421,200
1,080,989     Pioneer International Equity Fund Class Y              25,576,193
  356,257     Pioneer Mid-Cap Growth Fund Class Y                     5,365,231
  389,455     Pioneer Mid-Cap Value Fund Class Y                      8,653,690
1,041,005     Pioneer Oak Ridge Large Cap Growth Fund Class Y        13,199,945
  391,770     Pioneer Real Estate Shares Fund Class Y                 8,618,936
2,354,953     Pioneer Research Fund Class Y                          22,301,401
  142,658     Pioneer Short Term Income Fund Class Y                  1,403,750
  295,423     Pioneer Small Cap Value Fund Class Y                    6,726,785
  465,125     Pioneer Value Fund Class Y                              6,572,209
                                                                   ------------
              TOTAL INVESTMENTS IN SECURITIES - 100.8%
              (Cost $178,116,544) (a)                              $174,038,048
                                                                   ------------
              OTHER ASSETS AND LIABILITIES - (0.8%)                $ (1,312,411)
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $172,725,637
                                                                   ============

(a) At January 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $178,116,544 was as follows:

      Aggregate gross unrealized gain for all investments
      in which there is an excess of value over tax cost            $ 7,005,648

      Aggregate gross unrealized loss for all investments
      in which there is an excess of tax cost over value            (11,084,144)
                                                                   ------------
      Net unrealized loss                                           $(4,078,496)
                                                                   ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2008 aggregated $33,113,254 and $9,965,206, respectively.

44   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 1/31/08 (unaudited)
--------------------------------------------------------------------------------

                                              Conservative     Moderate          Growth        Aggressive
                                               Allocation     Allocation       Allocation      Allocation
                                                  Fund           Fund             Fund            Fund
ASSETS:
 Investments in securities of affiliated
   issuers, at value (at cost
   $40,946,044, $289,908,018,
   $285,456,833 and
   $178,116,544, respectively)                 $39,924,585    $287,959,487    $278,696,872    $174,038,048
 Cash                                            2,932,350       3,235,404               -               -
 Receivables for:
   Investment Funds sold                                 -         341,890         487,531          81,411
   Capital stock sold                              373,808         239,942         154,784         146,089
   Due from Pioneer Investment
    Management, Inc.                                 1,436               -               -             496
 Other assets                                       24,578          38,332          45,854          34,108
                                               -----------    ------------    ------------    ------------
    Total assets                               $43,256,757    $291,815,055    $279,385,041    $174,300,152
                                               -----------    ------------    ------------    ------------
LIABILITIES:
 Payables for:
   Due to Custodian                            $         -    $          -    $  2,215,696    $  1,092,517
   Investment Funds purchased                      488,597         115,346           9,852          66,209
   Capital stock redeemed                           62,248       1,168,810         796,047         235,139
 Due to affiliates                                  25,179         212,681         233,582         127,387
 Accrued expenses and other
   liabilities                                      35,732          53,149          57,576          53,263
                                               -----------    ------------    ------------    ------------
    Total liabilities                          $   611,756    $  1,549,986    $  3,312,753    $  1,574,515
                                               -----------    ------------    ------------    ------------
NET ASSETS:
 Paid-in capital                               $42,580,545    $278,775,974    $265,421,023    $164,249,297
 Distributions in excess of net
   investment income                               (68,014)     (1,469,526)     (2,019,335)     (1,510,129)
 Accumulated net realized gains on
   investments                                   1,153,929      14,907,151      19,430,561      14,064,965
 Net unrealized loss on investments             (1,021,459)     (1,948,530)     (6,759,961)     (4,078,496)
                                               -----------    ------------    ------------    ------------
    Total net assets                           $42,645,001    $290,265,069    $276,072,288    $172,725,637
                                               ===========    ============    ============    ============
NET ASSET VALUE PER SHARE:
 (No par value, unlimited number of
 shares authorized)
   Net Assets of Class A shares                $26,738,378    $160,732,724    $150,945,301    $111,246,845
   Net Assets of Class B shares                $ 5,754,052    $ 57,979,250    $ 69,963,507    $ 33,881,237
   Net Assets of Class C shares                $10,142,318    $ 49,699,325    $ 52,228,277    $ 24,062,990
   Net Assets of Class Y shares                $    10,253    $ 21,853,770    $  2,935,203    $  3,534,565
                                               ===========    ============    ============    ============
   Class A Shares outstanding                    2,474,252      14,064,992      12,387,042       8,776,937
   Class B Shares outstanding                      539,134       5,292,091       6,363,845       2,795,491
   Class C Shares outstanding                      951,629       4,580,327       4,469,016       1,961,312
   Class Y Shares outstanding                          945       1,907,768         238,601         276,101
                                               ===========    ============    ============    ============
   Net Asset Value - Class A share             $     10.81    $      11.43    $      12.19    $      12.67
   Net Asset Value - Class B share             $     10.67    $      10.96    $      10.99    $      12.12
   Net Asset Value - Class C share             $     10.66    $      10.85    $      11.69    $      12.27
   Net Asset Value - Class Y share             $     10.85    $      11.46    $      12.30    $      12.80
                                               ===========    ============    ============    ============
MAXIMUM OFFERING PRICE:
 Class A (100 [divided by] 94.25 x net asset
   value per share)                            $     11.47    $      12.13    $      12.93    $      13.44
                                               ===========    ============    ============    ============

The accompanying notes are an integral part of these financial statements.   45

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08

                                       Conservative      Moderate         Growth        Aggressive
                                        Allocation      Allocation      Allocation      Allocation
                                           Fund            Fund            Fund            Fund
INVESTMENT INCOME:
Dividend income from securities
  of affiliated issuers                 $   735,107    $  4,516,627    $  3,565,894    $  1,755,979
Interest                                     81,115          95,136             738           1,742
                                        -----------    ------------    ------------    ------------
   Total investment income              $   816,222    $  4,611,763    $  3,566,632    $  1,757,721
                                        -----------    ------------    ------------    ------------
EXPENSES:
Management fees                         $    26,468    $    198,230    $    191,859    $    119,818
Transfer agent fees
   Class A                                   13,256         100,127         151,960         132,175
   Class B                                    5,403          71,660         113,662          66,734
   Class C                                    5,600          26,579          38,610          21,451
   Class Y                                       43           1,672             847           1,161
Distribution fees
   Class A                                   31,763         209,457         198,121         146,898
   Class B                                   25,025         311,789         381,348         187,801
   Class C                                   51,468         254,063         274,358         124,900
Administrative fees                           3,563          26,685          25,844          16,128
Custodian fees                               10,111          78,446         110,356          70,917
Registration fees                            28,067          30,662          37,751          29,688
Professional fees                            22,498          24,785          25,058          24,406
Printing fees                                 4,886          11,684          12,626           9,811
Fees and expenses of nonaffiliated
  trustees                                    3,013           3,593           3,015           2,570
Insurance expense                               116           1,032             989             605
Miscellaneous                                 1,122           1,312           1,208           1,187
                                        -----------    ------------    ------------    ------------
   Total expenses                       $   232,402    $  1,351,776    $  1,567,612    $    956,250
   Less management fees waived
    and expenses reimbursed by
    Pioneer Investment
    Management, Inc.                         (8,300)              -               -            (496)
   Less fees paid indirectly                   (752)         (6,067)        (10,471)         (7,421)
                                        -----------    ------------    ------------    ------------
   Net expenses                         $   223,350    $  1,345,709    $  1,557,141    $    948,333
                                        -----------    ------------    ------------    ------------
    Net investment income               $   592,872    $  3,266,054    $  2,009,491    $    809,388
                                        -----------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                        $   (55,027)   $    372,047    $    388,421    $    275,724
Realized gain distributions from
  investment company shares               1,439,643      18,407,037      22,007,860      16,316,457
                                        -----------    ------------    ------------    ------------
                                        $ 1,384,616    $ 18,779,084    $ 22,396,281    $ 16,592,181
                                        -----------    ------------    ------------    ------------
Change in net unrealized gain (loss)
  on investments                        $(1,950,557)   $(31,389,173)   $(38,313,029)   $(28,683,609)
                                        -----------    ------------    ------------    ------------
Net loss on investments                 $  (565,941)   $(12,610,089)   $(15,916,748)   $(12,091,428)
                                        -----------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations             $    26,931    $ (9,344,035)   $(13,907,257)   $(11,282,040)
                                        ===========    ============    ============    ============

46   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        Conservative Allocation Fund         Moderate Allocation Fund
                                        ----------------------------        ---------------------------
                                         Six Months         Year             Six Months         Year
                                           Ended           Ended               Ended           Ended
                                          1/31/08         7/31/07             1/31/08         7/31/07
                                        (unaudited)                         (unaudited)
FROM OPERATIONS:
Net investment income                   $    592,872    $   757,712         $  3,266,054    $  4,392,287
Net realized gain on investments           1,384,616        445,410           18,779,084      10,341,046
Change in net unrealized gain (loss)
  on investments                          (1,950,557)       943,898          (31,389,173)     18,224,119
                                        ------------    -----------         ------------    ------------
Net increase (decrease) in net assets
  resulting from operations             $     26,931    $ 2,147,020         $ (9,344,035)   $ 32,957,452
                                        ------------    -----------         ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A ($0.35, $0.19, $0.31
    and $0.28, respectively)            $   (795,219)   $  (352,800)        $ (4,110,378)   $ (3,595,361)
   Class B ($0.25, $0.16, $0.21
    and $0.19, respectively)                (115,429)       (51,337)          (1,070,114)       (965,092)
   Class C ($0.26, $0.16, $0.23
    and $0.21, respectively)                (233,014)      (109,847)            (996,085)       (710,891)
   Class Y ($0.28, $0.19, $0.35
    and $0.32, respectively)                    (268)          (176)            (631,068)       (686,855)
 Net realized gain on investments
   Class A ($0.15, $0.02, $0.44
    and $0.03, respectively)                (347,880)       (35,042)          (5,856,451)       (433,722)
   Class B ($0.15, $0.02, $0.44
    and $0.03, respectively)                 (71,354)        (6,124)          (2,246,725)       (173,354)
   Class C ($0.15, $0.02, $0.44
    and $0.03, respectively)                (138,267)       (13,007)          (1,863,711)       (112,813)
   Class Y ($0.15, $0.02, $0.44
    and $0.03, respectively)                    (144)           (18)            (783,810)        (72,838)
                                        ------------    -----------         ------------    ------------
   Total distributions to shareowners   $ (1,701,575)   $  (568,351)        $(17,558,342)   $ (6,750,926)
                                        ------------    -----------         ------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares        $ 16,433,977    $27,279,565         $ 46,621,498    $ 82,429,746
Reinvestment of distributions              1,306,808        470,891           15,706,508       6,044,029
Cost of shares repurchased               (11,299,156)    (8,329,288)         (42,498,033)    (81,098,373)
                                        ------------    -----------         ------------    ------------
 Net increase in net assets resulting
   from fund share transactions         $  6,441,629    $19,421,168         $ 19,829,973    $  7,375,402
                                        ------------    -----------         ------------    ------------
 Net increase (decrease) in
   net assets                           $  4,766,985    $20,999,837         $ (7,072,404)   $ 33,581,928
NET ASSETS:
Beginning of period                       37,878,016     16,878,179          297,337,473     263,755,545
                                        ------------    -----------         ------------    ------------
End of period                           $ 42,645,001    $37,878,016         $290,265,069    $297,337,473
                                        ============    ===========         ============    ============
Accumulated undistributed
  (distributions in excess of)
  net investment income,
  end of period                         $    (68,014)   $   483,044         $ (1,469,526)   $  2,072,065
                                        ============    ===========         ============    ============

The accompanying notes are an integral part of these financial statements.   47

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Growth Allocation Fund             Aggressive Allocation Fund
                                        -------------------------------       -------------------------------
                                         Six Months            Year            Six Months           Year
                                            Ended              Ended              Ended             Ended
                                           1/31/08            7/31/07            1/31/08           7/31/07
                                         (unaudited)                           (unaudited)
FROM OPERATIONS:
Net investment income                   $  2,009,491       $  1,977,202       $    809,388       $    332,826
Net realized gain on investments          22,396,281         10,106,417         16,592,181          8,294,252
Change in net unrealized gain (loss)
  on investments                         (38,313,029)        20,626,049        (28,683,609)        14,484,776
                                        ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from operations             $(13,907,257)      $ 32,709,668       $(11,282,040)      $ 23,111,854
                                        ------------       ------------       ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A ($0.25, $0.23, $0.23
    and $0.16, respectively)            $ (2,938,245)      $ (2,440,569)      $ (1,950,688)      $ (1,175,654)
   Class B ($0.14, $0.14, $0.12
    and $0.06, respectively)                (885,892)          (862,255)          (315,424)      $   (170,484)
   Class C ($0.17, $0.16, $0.16
    and $0.08, respectively)                (707,330)          (542,866)          (288,082)      $   (119,362)
   Class Y ($0.30, $0.27, $0.29
    and $0.20, respectively)                 (68,685)           (55,783)           (86,685)           (79,270)
 Net realized gain on investments
   Class A ($0.47, $0.10, $0.50
    and $0.06, respectively)              (5,581,242)        (1,069,019)        (4,179,808)          (427,031)
   Class B ($0.47, $0.10, $0.50
    and $0.06, respectively)              (2,897,772)          (597,958)        (1,361,602)          (153,679)
   Class C ($0.47, $0.10, $0.50
    and $0.06, respectively)              (2,003,251)          (334,483)          (934,084)           (81,935)
   Class Y ($0.47, $0.10, $0.50
    and $0.06, respectively)                (109,224)           (20,830)          (148,937)           (22,196)
                                        ------------       ------------       ------------       ------------
   Total distributions to shareowners   $(15,191,641)      $ (5,923,763)      $ (9,265,310)      $ (2,229,611)
                                        ------------       ------------       ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares        $ 42,994,416       $101,083,097       $ 26,366,131       $ 59,146,717
Reinvestment of distributions             14,017,659          5,541,108          8,711,466          2,097,785
Cost of shares repurchased               (41,206,163)       (57,961,702)       (20,361,867)       (38,857,236)
                                        ------------       ------------       ------------       ------------
 Net increase in net assets resulting
   from fund share transactions         $ 15,805,912       $ 48,662,503       $ 14,715,730       $ 22,387,266
                                        ------------       ------------       ------------       ------------
 Net increase (decrease) in
   net assets                           $(13,292,986)      $ 75,448,408       $ (5,831,620)      $ 43,269,509
NET ASSETS:
Beginning of period                      289,365,274        213,916,866        178,557,257        135,287,748
                                        ------------       ------------       ------------       ------------
End of period                           $276,072,288       $289,365,274       $172,725,637       $178,557,257
                                        ============       ============       ============       ============
Accumulated undistributed
  (distributions in excess of)
  net investment income,
  end of period                         $ (2,019,335)      $    571,326       $ (1,510,129)      $    321,362
                                        ============       ============       ============       ============

48   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
For the Six Months Ended 1/31/08 and the Year Ended 7/31/07

                                               Conservative Allocation Fund
                                 --------------------------------------------------------
                                 '08 Shares     '08 Amount     '07 Shares     '07 Amount
                                 (unaudited)    (unaudited)
CLASS A
 Shares sold                        998,881    $ 11,172,906     1,675,353    $ 18,500,177
 Reinvestment of distributions       86,381         953,643        33,733         368,359
 Less shares repurchased           (678,032)     (7,644,481)     (479,247)     (5,344,105)
                                 ----------    ------------    ----------    ------------
   Net increase                     407,230    $  4,482,068     1,229,839    $ 13,524,431
                                 ==========    ============    ==========    ============
CLASS B
 Shares sold                        163,303    $  1,792,301       236,187    $  2,583,516
 Reinvestment of distributions       14,331         156,352         4,693          50,688
 Less shares repurchased            (64,383)       (713,703)      (85,992)       (940,137)
                                 ----------    ------------    ----------    ------------
   Net increase                     113,251    $  1,234,950       154,888    $  1,694,067
                                 ==========    ============    ==========    ============
CLASS C
 Shares sold                        313,614    $  3,468,770       568,924    $  6,195,872
 Reinvestment of distributions       18,056         196,813         4,805          51,844
 Less shares repurchased           (264,994)     (2,940,972)     (187,162)     (2,045,046)
                                 ----------    ------------    ----------    ------------
   Net increase                      66,676    $    724,611       386,567    $  4,202,670
                                 ==========    ============    ==========    ============
CLASS Y
 Shares sold                              -    $          -             -    $          -
 Reinvestment of distributions            -               -             -               -
 Less shares repurchased                  -               -             -               -
                                 ----------    ------------    ----------    ------------
   Net increase                           -    $          -             -    $          -
                                 ==========    ============    ==========    ============

                                                Moderate Allocation Fund
                                 --------------------------------------------------------
                                  '08 Shares    '08 Amount     '07 Shares    '07 Amount
                                 (unaudited)    (unaudited)
CLASS A
 Shares sold                      2,127,230    $ 26,506,131     4,074,111    $ 49,725,116
 Reinvestment of distributions      795,383       9,512,778       314,311       3,781,164
 Less shares repurchased         (2,063,205)    (25,382,052)   (4,222,518)    (51,804,650)
                                 ----------    ------------    ----------    ------------
   Net increase                     859,408    $ 10,636,857       165,904    $  1,701,630
                                 ==========    ============    ==========    ============
CLASS B
 Shares sold                        482,324    $  5,768,843       932,886    $ 10,869,626
 Reinvestment of distributions      263,378       3,023,582        89,682       1,037,617
 Less shares repurchased           (533,992)     (6,224,062)     (983,186)    (11,535,587)
                                 ----------    ------------    ----------    ------------
   Net increase                     211,710    $  2,568,363        39,382    $    371,656
                                 ==========    ============    ==========    ============
CLASS C
 Shares sold                      1,080,750    $ 12,640,502     1,736,902    $ 20,273,756
 Reinvestment of distributions      175,060       1,988,684        50,255         576,929
 Less shares repurchased           (667,217)     (7,779,139)     (782,532)     (9,089,223)
                                 ----------    ------------    ----------    ------------
   Net increase                     588,593    $  6,850,047     1,004,625    $ 11,761,462
                                 ==========    ============    ==========    ============
CLASS Y
 Shares sold                        137,770    $  1,706,022       127,023    $  1,561,248
 Reinvestment of distributions       98,537       1,181,464        53,758         648,319
 Less shares repurchased           (243,939)     (3,112,780)     (696,159)     (8,668,913)
                                 ----------    ------------    ----------    ------------
   Net decrease                      (7,632)   $   (225,294)     (515,378)   $ (6,459,346)
                                 ==========    ============    ==========    ============

The accompanying notes are an integral part of these financial statements.   49

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/08 and the Year Ended 7/31/07

                                                     Growth Allocation Fund
                                      --------------------------------------------------------
                                      '08 Shares     '08 Amount     '07 Shares    '07 Amount
                                     (unaudited)     (unaudited)
CLASS A
 Shares sold                           1,947,805    $ 26,262,171     4,581,469    $ 59,854,154
 Reinvestment of distributions           630,691       8,161,140       260,778       3,361,429
 Less shares repurchased              (1,884,719)    (24,924,518)   (2,797,188)    (36,805,149)
                                      ----------    ------------    ----------    ------------
   Net increase                          693,777    $  9,498,793     2,045,059    $ 26,410,434
                                      ==========    ============    ==========    ============
CLASS B
 Shares sold                             442,894    $  5,348,379     1,407,692    $ 16,572,434
 Reinvestment of distributions           309,971       3,623,560       119,895       1,403,970
 Less shares repurchased                (642,910)     (7,671,807)     (891,286)    (10,570,178)
                                      ----------    ------------    ----------    ------------
   Net increase                          109,955    $  1,300,132       636,301    $  7,406,226
                                      ==========    ============    ==========    ============
CLASS C
 Shares sold                             808,086    $ 10,394,446     1,876,853    $ 23,627,869
 Reinvestment of distributions           168,686       2,093,396        56,602         702,425
 Less shares repurchased                (604,635)     (7,736,909)     (714,675)     (9,034,349)
                                      ----------    ------------    ----------    ------------
   Net increase                          372,137    $  4,750,933     1,218,780    $ 15,295,945
                                      ==========    ============    ==========    ============
CLASS Y
 Shares sold                              74,381    $    989,420        76,408    $  1,028,640
 Reinvestment of distributions            10,695         139,563         5,650          73,284
 Less shares repurchased                 (64,648)       (872,929)     (116,745)     (1,552,026)
                                      ----------    ------------    ----------    ------------
   Net increase (decrease)                20,428    $    256,054       (34,687)   $   (450,102)
                                      ==========    ============    ==========    ============

                                                    Aggressive Allocation Fund
                                      --------------------------------------------------------
                                      '08 Shares     '08 Amount     '07 Shares    '07 Amount
                                      (unaudited)    (unaudited)
CLASS A
 Shares sold                           1,222,602    $ 17,177,127     2,897,818    $ 39,680,448
 Reinvestment of distributions           437,593       5,964,389       113,085       1,533,432
 Less shares repurchased                (916,099)    (12,664,821)   (1,820,781)    (25,206,002)
                                      ----------    ------------    ----------    ------------
   Net increase                          744,096    $ 10,476,695     1,190,122    $ 16,007,878
                                      ==========    ============    ==========    ============
CLASS B
 Shares sold                             188,132    $  2,514,184       614,633    $  8,000,633
 Reinvestment of distributions           121,796       1,589,433        23,644         307,367
 Less shares repurchased                (300,548)     (3,980,610)     (417,719)     (5,489,710)
                                      ----------    ------------    ----------    ------------
   Net increase                            9,380    $    123,007       220,558    $  2,818,290
                                      ==========    ============    ==========    ============
CLASS C
 Shares sold                             382,239    $  5,181,216       724,822    $  9,693,390
 Reinvestment of distributions            75,540         997,888        12,263         161,506
 Less shares repurchased                (213,666)     (2,847,459)     (313,094)     (4,183,498)
                                      ----------    ------------    ----------    ------------
   Net increase                          244,113    $  3,331,645       423,991    $  5,671,398
                                      ==========    ============    ==========    ============
CLASS Y
 Shares sold                             106,831    $  1,493,604       131,135    $  1,772,246
 Reinvestment of distributions            11,627         159,756         7,031          95,480
 Less shares repurchased                 (64,772)       (868,977)     (287,047)     (3,978,026)
                                      ----------    ------------    ----------    ------------
   Net increase (decrease)                53,686    $    784,383      (148,881)   $ (2,110,300)
                                      ==========    ============    ==========    ============

50   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Conservative Allocation Fund
                                               Six Months
                                                  Ended          Year         Year        5/12/05 (a)
                                                 1/31/08        Ended        Ended            To
                                               (unaudited)     7/31/07      7/31/06         7/31/05
CLASS A
Net asset value, beginning of period            $ 11.28        $ 10.56      $ 10.29        $ 10.00
                                                -------        -------      -------        -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                     $  0.18        $  0.32      $  0.25        $  0.05
  Net realized and unrealized gain (loss)
   on investments                                 (0.15)          0.61         0.09           0.24
                                                -------        -------      -------        -------
   Net increase from investment operations      $  0.03        $  0.93      $  0.34        $  0.29
                                                -------        -------      -------        -------
Distributions to shareowners:
  Net investment income                         $ (0.35)       $ (0.19)     $ (0.06)       $     -
  Net realized gain                               (0.15)         (0.02)       (0.01)             -
                                                -------        -------      -------        -------
Total distributions to shareowners              $ (0.50)       $ (0.21)     $ (0.07)       $     -
                                                -------        -------      -------        -------
Net increase (decrease) in net asset value      $ (0.47)       $  0.72      $  0.27        $  0.29
                                                -------        -------      -------        -------
Net asset value, end of period                  $ 10.81        $ 11.28      $ 10.56        $ 10.29
                                                =======        =======      =======        =======
Total return*                                      0.18%          8.89%        3.33%          2.90%***
Ratio of net expenses to average
  net assets+++                                    0.78%**        0.78%        0.78%          0.78%**
Ratio of net investment income to
  average net assets+++                            3.24%**        2.90%        2.38%          2.26%**
Portfolio turnover rate                              21%            15%          15%             9%
Net assets, end of period (in thousands)        $26,739        $23,324      $ 8,837        $   877
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                     0.84%**        0.98%        2.12%         40.41%**
  Net investment income (loss)                     3.18%**        2.70%        1.04%        (37.37)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                     0.78%**        0.78%        0.78%          0.78%**
  Net investment income                            3.24%**        2.90%        2.38%          2.26%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

The accompanying notes are an integral part of these financial statements.   51

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Conservative Allocation Fund
                                               Six Months
                                                 Ended          Year         Year      5/12/05 (a)
                                                1/31/08        Ended        Ended          To
                                              (unaudited)     7/31/07      7/31/06       7/31/05
CLASS B
Net asset value, beginning of period           $ 11.10        $ 10.44      $ 10.28       $ 10.00
                                               -------        -------      -------       -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                    $  0.13        $  0.21      $  0.15       $  0.03
  Net realized and unrealized gain (loss)
   on investments                                (0.16)          0.63         0.08          0.25
                                               -------        -------      -------       -------
   Net increase (decrease) from
     investment operations                     $ (0.03)       $  0.84      $  0.23       $  0.28
                                               -------        -------      -------       -------
Distributions to shareowners:
  Net investment income                        $ (0.25)       $ (0.16)     $ (0.06)      $     -
  Net realized gain                              (0.15)         (0.02)       (0.01)            -
                                               -------        -------      -------       -------
Total distributions to shareowners             $ (0.40)       $ (0.18)     $ (0.07)      $     -
                                               -------        -------      -------       -------
Net increase (decrease) in net asset value     $ (0.43)       $  0.66      $  0.16       $  0.28
                                               -------        -------      -------       -------
Net asset value, end of period                 $ 10.67        $ 11.10      $ 10.44       $ 10.28
                                               =======        =======      =======       =======
Total return*                                    (0.36)%         8.09%        2.26%         2.80%***
Ratio of net expenses to average
  net assets+++                                   1.69%**        1.69%        1.68%         1.68%**
Ratio of net investment income to average
  net assets+++                                   2.33%**        1.91%        1.49%         1.23%**
Portfolio turnover rate                             21%            15%          15%            9%
Net assets, end of period (in thousands)       $ 5,754        $ 4,729      $ 2,830       $   221
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                    1.71%**        1.91%        3.08%        38.96%**
  Net investment income (loss)                    2.31%**        1.69%        0.09%       (36.05)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                    1.68%**        1.68%        1.68%         1.68%**
  Net investment income                           2.34%**        1.92%        1.49%         1.23%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

52    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Conservative Allocation Fund
                                               Six Months
                                                  Ended          Year         Year     5/12/05 (a)
                                                 1/31/08        Ended        Ended         To
                                               (unaudited)     7/31/07      7/31/06      7/31/05
CLASS C
Net asset value, beginning of period           $ 11.09        $ 10.44      $ 10.26       $ 10.00
                                               -------        -------      -------       -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                    $  0.13        $  0.21      $  0.15       $  0.03
  Net realized and unrealized gain (loss)
   on investments                                (0.15)          0.62         0.10          0.23
                                               -------        -------      -------       -------
   Net increase (decrease) from
     investment operations                     $ (0.02)       $  0.83      $  0.25       $  0.26
                                               -------        -------      -------       -------
Distributions to shareowners:
  Net investment income                        $ (0.26)       $ (0.16)     $ (0.06)      $     -
  Net realized gain                              (0.15)         (0.02)       (0.01)            -
                                               -------        -------      -------       -------
Total distributions to shareowners             $ (0.41)       $ (0.18)     $ (0.07)      $     -
                                               -------        -------      -------       -------
Net increase (decrease) in net asset value     $ (0.43)       $  0.65      $  0.18       $  0.26
                                               -------        -------      -------       -------
Net asset value, end of period                 $ 10.66        $ 11.09      $ 10.44       $ 10.26
                                               =======        =======      =======       =======
Total return*                                    (0.27)%         8.00%        2.46%         2.60%***
Ratio of net expenses to average
  net assets+++                                   1.60%**        1.68%        1.68%         1.68%**
Ratio of net investment income to average
  net assets+++                                   2.38%**        1.92%        1.48%         1.17%**
Portfolio turnover rate                             21%            15%          15%            9%
Net assets, end of period (in thousands)       $10,142        $ 9,814      $ 5,201       $   679
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                    1.60%**        1.76%        2.80%        45.38%**
  Net investment income (loss)                    2.38%**        1.84%        0.36%       (42.53)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                    1.60%**        1.68%        1.68%         1.68%**
  Net investment income                           2.38%**        1.92%        1.48%         1.17%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

The accompanying notes are an integral part of these financial statements.   53

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Conservative Allocation Fund
                                                     Six Months
                                                       Ended           Year        10/5/05 (a)
                                                      1/31/08         Ended             To
                                                    (unaudited)      7/31/07         7/31/06
CLASS Y
Net asset value, beginning of period                 $ 11.30         $ 10.57        $ 10.32
                                                     -------         -------        -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                          $  0.16         $  0.29        $  0.16
  Net realized and unrealized gain (loss)
   on investments                                      (0.18)           0.65           0.16
                                                     -------         -------        -------
   Net increase (decrease) from
     investment operations                           $ (0.02)        $  0.94        $  0.32
                                                     -------         -------        -------
Distributions to shareowners:
  Net investment income                              $ (0.28)        $ (0.19)       $ (0.06)
  Net realized gain                                    (0.15)          (0.02)         (0.01)
                                                     -------         -------        -------
Total distributions to shareowners                   $ (0.43)        $ (0.21)       $ (0.07)
                                                     -------         -------        -------
Net increase (decrease) in net asset value           $ (0.45)        $  0.73        $  0.25
                                                     -------         -------        -------
Net asset value, end of period                       $ 10.85         $ 11.30        $ 10.57
                                                     =======         =======        =======
Total return*                                          (0.20)%          8.91%          3.13%***
Ratio of net expenses to average net assets+++          1.26%**         0.90%          1.23%**
Ratio of net investment income to average
  net assets+++                                         2.72%**         2.64%          1.96%**
Portfolio turnover rate                                   21%             15%            15%
Net assets, end of period (in thousands)             $    10         $    11        $    10
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.26%**         0.90%          2.19%**
  Net investment income                                 2.72%**         2.64%          0.98%**
Ratios with waivers of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.24%**         0.88%          1.23%**
  Net investment income                                 2.74%**         2.66%          1.96%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

54    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Moderate Allocation Fund
                                                Six Months
                                                  Ended           Year          Year       8/9/04 (a)
                                                 1/31/08          Ended         Ended          To
                                               (unaudited)       7/31/07       7/31/06       7/31/05
CLASS A
Net asset value, beginning of period            $ 12.50         $  11.39      $  11.15       $ 10.00
                                                -------         --------      --------       -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                     $  0.15         $   0.21      $   0.16       $  0.15
  Net realized and unrealized gain (loss)
   on investments                                 (0.47)            1.21          0.38          1.27
                                                -------         --------      --------       -------
   Net increase (decrease) from
     investment operations                      $ (0.32)        $   1.42      $   0.54       $  1.42
                                                -------         --------      --------       -------
Distributions to shareowners:
  Net investment income                         $ (0.31)        $  (0.28)     $  (0.06)      $ (0.04)
  Net realized gain                               (0.44)           (0.03)        (0.24)        (0.23)
                                                -------         --------      --------       -------
Total distributions to shareowners              $ (0.75)        $  (0.31)     $  (0.30)      $ (0.27)
                                                -------         --------      --------       -------
Net increase (decrease) in net asset value      $ (1.07)        $   1.11      $   0.24       $  1.15
                                                -------         --------      --------       -------
Net asset value, end of period                  $ 11.43         $  12.50      $  11.39       $ 11.15
                                                =======         ========      ========       =======
Total return*                                     (2.88)%          12.58%         4.98%        14.37%***
Ratio of net expenses to average
  net assets+++                                    0.62%**          0.65%         0.63%         0.77%**
Ratio of net investment income to average
  net assets+++                                    2.42%**          1.75%         1.40%         1.37%**
Portfolio turnover rate                              10%              19%           52%           19%
Net assets, end of period (in thousands)        $160,733        $165,090      $148,495       $32,893
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                     0.62%**          0.65%         0.63%         1.26%**
  Net investment income                            2.42%**          1.75%         1.40%         0.88%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                     0.62%**          0.65%         0.63%         0.77%**
  Net investment income                            2.42%**          1.75%         1.40%         1.37%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

The accompanying notes are an integral part of these financial statements.   55

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Moderate Allocation Fund
                                               Six Months
                                                  Ended          Year         Year     8/9/04 (a)
                                                 1/31/08        Ended        Ended         To
                                               (unaudited)     7/31/07      7/31/06      7/31/05
CLASS B
Net asset value, beginning of period           $ 11.97        $ 10.92      $ 10.77       $10.00
                                               -------        -------      -------       ------
Increase (decrease) from
  investment operations:
  Net investment income (b)                    $  0.09        $  0.11      $  0.06       $ 0.02
  Net realized and unrealized gain (loss)
   on investments                                (0.45)          1.16         0.36         0.98
                                               -------        -------      -------       ------
   Net increase (decrease) from
     investment operations                     $ (0.36)       $  1.27      $  0.42       $ 1.00
                                               -------        -------      -------       ------
Distributions to shareowners:
  Net investment income                        $ (0.21)       $ (0.19)     $ (0.03)      $    -
  Net realized gain                              (0.44)         (0.03)       (0.24)       (0.23)
                                               -------        -------      -------       ------
Total distributions to shareowners             $ (0.65)       $ (0.22)     $ (0.27)      $(0.23)
                                               -------        -------      -------       ------
Net increase (decrease) in net asset value     $ (1.01)       $  1.05      $  0.15       $ 0.77
                                               -------        -------      -------       ------
Net asset value, end of period                 $ 10.96        $ 11.97      $ 10.92       $10.77
                                               =======        =======      =======       ======
Total return*                                    (3.30)%        11.70%        4.00%       10.11%***
Ratio of net expenses to average
  net assets+++                                   1.48%**        1.50%        1.51%        1.67%**
Ratio of net investment income to average
  net assets+++                                   1.54%**        0.91%        0.51%        0.16%**
Portfolio turnover rate                             10%            19%          52%          19%
Net assets, end of period (in thousands)       $57,979        $60,796      $55,053       $9,781
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                    1.48%**        1.50%        1.51%        2.08%**
  Net investment income (loss)                    1.54%**        0.91%        0.51%       (0.25)%**
Ratios with waivers of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                    1.47%**        1.49%        1.51%        1.67%**
  Net investment income                           1.55%**        0.92%        0.51%        0.16%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

56    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Moderate Allocation Fund
                                               Six Months
                                                  Ended          Year         Year        8/9/04 (a)
                                                 1/31/08        Ended        Ended            To
                                               (unaudited)     7/31/07      7/31/06        7/31/05
CLASS C
Net asset value, beginning of period            $ 11.88        $ 10.85      $ 10.68       $ 10.00
                                                -------        -------      -------       -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                     $  0.10        $  0.12      $  0.07       $  0.05
  Net realized and unrealized gain (loss)
   on investments                                 (0.46)          1.15         0.35          0.87
                                                -------        -------      -------       -------
   Net increase (decrease) from
     investment operations                      $ (0.36)       $  1.27      $  0.42       $  0.92
                                                -------        -------      -------       -------
Distributions to shareowners:
  Net investment income                         $ (0.23)       $ (0.21)     $ (0.01)      $ (0.01)
  Net realized gain                               (0.44)         (0.03)       (0.24)        (0.23)
                                                -------        -------      -------       -------
Total distributions to shareowners              $ (0.67)       $ (0.24)     $ (0.25)      $ (0.24)
                                                -------        -------      -------       -------
Net increase (decrease) in net asset value      $ (1.03)       $  1.03      $  0.17       $  0.68
                                                -------        -------      -------       -------
Net asset value, end of period                  $ 10.85        $ 11.88      $ 10.85       $ 10.68
                                                =======        ========     ========      =======
Total return*                                     (3.28)%        11.83%        4.06%         9.32%***
Ratio of net expenses to average net
  assets+++                                        1.35%**        1.39%        1.42%         1.67%**
Ratio of net investment income to average
  net assets+++                                    1.67%**        1.03%        0.60%         0.44%**
Portfolio turnover rate                              10%            19%          52%           19%
Net assets, end of period (in thousands)        $49,699        $47,405      $32,416       $15,223
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                     1.35%**        1.39%        1.42%         2.03%**
  Net investment income                            1.67%**        1.03%        0.60%         0.08%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                     1.35%**        1.38%        1.42%         1.67%**
  Net investment income                            1.67%**        1.04%        0.60%         0.44%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

The accompanying notes are an integral part of these financial statements.   57

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Moderate Allocation Fund
                                                     Six Months
                                                        Ended           Year        9/23/05 (a)
                                                       1/31/08         Ended             To
                                                     (unaudited)      7/31/07         7/31/06
CLASS Y
Net asset value, beginning of period                  $ 12.55         $ 11.43        $ 11.18
                                                      -------         -------        -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                           $  0.17         $  0.26        $  0.17
  Net realized and unrealized gain (loss)
   on investments                                       (0.47)           1.21           0.40
                                                      -------         -------        -------
   Net increase (decrease) from
     investment operations                            $ (0.30)        $  1.47        $  0.57
                                                      -------         -------        -------
Distributions to shareowners:
  Net investment income                               $ (0.35)        $ (0.32)       $ (0.08)
  Net realized gain                                     (0.44)          (0.03)         (0.24)
                                                      -------         -------        -------
Total distributions to shareowners                    $ (0.79)        $ (0.35)       $ (0.32)
                                                      -------         -------        -------
Net increase (decrease) in net asset value            $ (1.09)        $  1.12        $  0.25
                                                      -------         -------        -------
Net asset value, end of period                        $ 11.46         $ 12.55        $ 11.43
                                                      =======         ========       =======
Total return*                                           (2.68)%         12.98%          5.19%***
Ratio of net expenses to average net assets+++           0.26%**         0.29%          0.28%**
Ratio of net investment income to average
  net assets+++                                          2.72%**         2.09%          1.79%**
Portfolio turnover rate                                    10%             19%            52%
Net assets, end of period (in thousands)              $21,854         $24,046        $27,792
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           0.26%**         0.29%          0.28%**
  Net investment income                                  2.72%**         2.09%          1.79%**
Ratios with waivers of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                           0.26%**         0.29%          0.28%**
  Net investment income                                  2.72%**         2.09%          1.79%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

58    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Growth Allocation Fund
                                               Six Months
                                                 Ended           Year          Year       8/9/04 (a)
                                                1/31/08          Ended         Ended          To
                                              (unaudited)       7/31/07       7/31/06       7/31/05
CLASS A
Net asset value, beginning of period            $ 13.47         $  12.04      $  11.50       $ 10.00
                                                -------         --------      --------       -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                     $  0.12         $   0.15      $   0.09       $  0.08
  Net realized and unrealized gain (loss)
   on investments                                 (0.68)            1.61          0.63          1.70
                                                -------         --------      --------       -------
   Net increase (decrease) from
     investment operations                      $ (0.56)        $   1.76      $   0.72       $  1.78
                                                -------         --------      --------       -------
Distributions to shareowners:
  Net investment income                         $ (0.25)        $  (0.23)     $  (0.05)      $ (0.03)
  Net realized gain                               (0.47)           (0.10)        (0.13)        (0.25)
                                                -------         --------      --------       -------
Total distributions to shareowners              $ (0.72)        $  (0.33)     $  (0.18)      $ (0.28)
                                                -------         --------      --------       -------
Net increase (decrease) in net asset value      $ (1.28)        $   1.43      $   0.54       $  1.50
                                                -------         --------      --------       -------
Net asset value, end of period                  $ 12.19         $  13.47      $  12.04       $ 11.50
                                                =======         ========      ========       =======
Total return*                                     (4.48)%          14.73%         6.29%        17.96%***
Ratio of net expenses to average
  net assets+++                                    0.71%**          0.72%         0.74%         0.81%**
Ratio of net investment income to average
  net assets+++                                    1.71%**          1.09%         0.74%         0.69%**
Portfolio turnover rate                              11%              11%           27%            2%
Net assets, end of period (in thousands)        $150,945        $157,453      $116,161       $31,212
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                     0.71%**          0.72%         0.74%         1.42%**
  Net investment income                            1.71%**          1.09%         0.74%         0.08%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                     0.71%**          0.71%         0.74%         0.81%**
  Net investment income                            1.71%**          1.10%         0.74%         0.69%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

The accompanying notes are an integral part of these financial statements.   59

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Growth Allocation Fund
                                               Six Months
                                                  Ended          Year         Year       8/9/04 (a)
                                                 1/31/08        Ended         Ended          To
                                               (unaudited)     7/31/07       7/31/06      7/31/05
CLASS B
Net asset value, beginning of period            $ 12.17        $ 10.93      $ 10.50        $ 10.00
                                                -------        -------      -------        -------
Increase (decrease) from
  investment operations:
  Net investment income (loss) (b)              $  0.05        $  0.03      $ (0.01)       $  0.01
  Net realized and unrealized gain (loss)
   on investments                                 (0.62)          1.45         0.59           0.74
                                                -------        -------      -------        -------
   Net increase (decrease) from
     investment operations                      $ (0.57)       $  1.48      $  0.58        $  0.75
                                                -------        -------      -------        -------
Distributions to shareowners:
  Net investment income                         $ (0.14)       $ (0.14)     $ (0.02)       $     -
  Net realized gain                               (0.47)         (0.10)       (0.13)         (0.25)
                                                -------        -------      -------        -------
Total distributions to shareowners              $ (0.61)       $ (0.24)     $ (0.15)       $ (0.25)
                                                -------        -------      -------        -------
Net increase (decrease) in net asset value      $ (1.18)       $  1.24      $  0.43        $  0.50
                                                -------        -------      -------        -------
Net asset value, end of period                  $ 10.99        $ 12.17      $ 10.93        $ 10.50
                                                =======        =======      ========       =======
Total return*                                     (4.95)%        13.67%        5.53%          7.59%***
Ratio of net expenses to average net
  assets+++                                        1.57%**        1.58%        1.57%          1.71%**
Ratio of net investment income (loss) to
  average net assets+++                            0.83%**        0.23%       (0.08)%         0.05%**
Portfolio turnover rate                              11%            11%          27%             2%
Net assets, end of period (in thousands)        $69,964        $76,095      $61,373        $10,219
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                     1.57%**        1.60%        1.62%          2.27%**
  Net investment income (loss)                     0.83%**        0.21%       (0.13)%        (0.51)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                     1.56%**        1.57%        1.57%          1.71%**
  Net investment income (loss)                     0.84%**        0.24%       (0.08)%         0.05%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

60    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Growth Allocation Fund
                                               Six Months
                                                  Ended          Year         Year       8/9/04 (a)
                                                 1/31/08        Ended        Ended          To
                                               (unaudited)     7/31/07      7/31/06       7/31/05
CLASS C
Net asset value, beginning of period            $ 12.90        $ 11.58      $ 11.10       $ 10.00
                                                -------        -------      -------       -------
Increase (decrease) from
  investment operations:
  Net investment income (loss) (b)              $  0.06        $  0.05      $     -       $ (0.01)
  Net realized and unrealized gain (loss)
   on investments                                 (0.63)          1.53         0.61          1.37
                                                -------        -------      -------       -------
   Net increase (decrease) from
     investment operations                      $ (0.57)       $  1.58      $  0.61       $  1.36
                                                -------        -------      -------       -------
Distributions to shareowners:
  Net investment income                         $ (0.17)       $ (0.16)     $     -       $ (0.01)
  Net realized gain                               (0.47)         (0.10)       (0.13)        (0.25)
                                                -------        -------      -------       -------
Total distributions to shareowners              $ (0.64)       $ (0.26)     $ (0.13)      $ (0.26)
                                                -------        -------      -------       -------
Net increase (decrease) in net asset value      $ (1.21)       $  1.32      $  0.48       $  1.10
                                                -------        -------      -------       -------
Net asset value, end of period                  $ 11.69        $ 12.90      $ 11.58       $ 11.10
                                                =======        =======      =======       =======
Total return*                                     (4.73)%        13.75%        5.51%        13.67%***
Ratio of net expenses to average
  net assets+++                                    1.42%**        1.44%        1.46%         1.71%**
Ratio of net investment income (loss) to
  average net assets+++                            1.00%**        0.37%        0.02%        (0.07)%**
Portfolio turnover rate                              11%            11%          27%            2%
Net assets, end of period (in thousands)        $52,228        $52,861      $33,315       $14,874
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                     1.42%**        1.44%        1.46%         2.13%**
  Net investment income (loss)                     1.00%**        0.37%        0.02%        (0.49)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                     1.41%**        1.43%        1.46%         1.71%**
  Net investment income (loss)                     1.01%**        0.38%        0.02%        (0.07)%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

The accompanying notes are an integral part of these financial statements.   61

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Growth Allocation Fund
                                                    Six Months
                                                      Ended          Year      9/26/05 (a)
                                                     1/31/08        Ended           To
                                                   (unaudited)     7/31/07       7/31/06
CLASS Y
Net asset value, beginning of period                $ 13.55        $ 12.13       $ 11.54
                                                    -------        -------       -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                         $  0.14        $  0.19       $  0.13
  Net realized and unrealized gain (loss)
   on investments                                     (0.62)          1.60          0.65
                                                    -------        -------       -------
   Net increase (decrease) from
     investment operations                          $ (0.48)       $  1.79       $  0.78
                                                    -------        -------       -------
Distributions to shareowners:
  Net investment income                             $ (0.30)       $ (0.27)      $ (0.06)
  Net realized gain                                   (0.47)         (0.10)        (0.13)
                                                    -------        -------       -------
Total distributions to shareowners                  $ (0.77)       $ (0.37)      $ (0.19)
                                                    -------        -------       -------
Net increase (decrease) in net asset value          $ (1.25)       $  1.42       $  0.59
                                                    -------        -------       -------
Net asset value, end of period                      $ 12.30        $ 13.55       $ 12.13
                                                    =======        =======       =======
Total return*                                         (3.89)%        14.87%         6.84%***
Ratio of net expenses to average net assets+++         0.33%**        0.36%         0.32%**
Ratio of net investment income to average
  net assets+++                                        2.04%**        1.40%         1.23%**
Portfolio turnover rate                                  11%            11%           27%
Net assets, end of period (in thousands)            $ 2,935        $ 2,956       $ 3,068
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                         0.33%**        0.36%         0.32%**
  Net investment income                                2.04%**        1.40%         1.23%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         0.33%**        0.36%         0.32%**
  Net investment income                                2.04%**        1.40%         1.23%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

62    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Aggressive Allocation Fund
                                                    Six Months
                                                      Ended           Year          Year      8/9/04 (a)
                                                     1/31/08          Ended        Ended          To
                                                   (unaudited)       7/31/07      7/31/06       7/31/05
CLASS A
Net asset value, beginning of period                $ 14.20         $  12.39      $ 11.82       $ 10.00
                                                    -------         --------      -------       -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                         $  0.08         $   0.06      $  0.01       $     -
  Net realized and unrealized gain (loss)
   on investments                                     (0.88)            1.97         0.85          2.14
                                                    -------         --------      -------       -------
   Net increase (decrease) from
     investment operations                          $ (0.80)        $   2.03      $  0.86       $  2.14
                                                    -------         --------      -------       -------
Distributions to shareowners:
  Net investment income                             $ (0.23)        $  (0.16)     $ (0.02)      $     -
  Net realized gain                                   (0.50)           (0.06)       (0.27)        (0.27)
Return of capital                                         -                -            -         (0.05)
                                                    -------         --------      -------       -------
Total distributions to shareowners                  $ (0.73)        $  (0.22)     $ (0.29)      $ (0.32)
                                                    -------         --------      -------       -------
Net increase (decrease) in net asset value          $ (1.53)        $   1.81      $  0.57       $  1.82
                                                    -------         --------      -------       -------
Net asset value, end of period                      $ 12.67         $  14.20      $ 12.39       $ 11.82
                                                    =======         ========      =======       =======
Total return*                                         (5.95)%          16.41%        7.30%        21.57%***
Ratio of net expenses to average net assets+++         0.77%**          0.82%        0.82%         0.86%**
Ratio of net investment income (loss) to
  average net assets+++                                1.14%**          0.44%        0.10%        (0.04%)**
Portfolio turnover rate                                   5%              18%          51%            3%
Net assets, end of period (in thousands)            $111,247        $114,054      $84,775       $20,689
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                         0.77%**          0.82%        0.82%         2.14%**
  Net investment income (loss)                         1.14%**          0.44%        0.10%        (1.31)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         0.76%**          0.81%        0.82%         0.86%**
  Net investment income (loss)                         1.15%**          0.45%        0.10%        (0.04)%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

The accompanying notes are an integral part of these financial statements.   63

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Aggressive Allocation Fund
                                                   Six Months
                                                      Ended          Year          Year      8/9/04 (a)
                                                     1/31/08         Ended         Ended         To
                                                   (unaudited)      7/31/07       7/31/06      7/31/05
CLASS B
Net asset value, beginning of period                $ 13.55        $ 11.84       $ 11.39        $10.00
                                                    -------        -------       -------        ------
Increase (decrease) from
  investment operations:
  Net investment income (loss) (b)                  $  0.02        $ (0.05)      $ (0.08)       $(0.03)
  Net realized and unrealized gain (loss)
   on investments                                     (0.83)          1.88          0.80          1.72
                                                    -------        -------       -------        ------
   Net increase (decrease) from
     investment operations                          $ (0.81)       $  1.83       $  0.72        $ 1.69
                                                    -------        -------       -------        ------
Distributions to shareowners:
  Net investment income                             $ (0.12)       $ (0.06)      $     -        $    -
  Net realized gain                                   (0.50)         (0.06)        (0.27)        (0.27)
Return of capital                                         -              -             -         (0.03)
                                                    -------        -------       -------        ------
Total distributions to shareowners                  $ (0.62)       $ (0.12)      $ (0.27)       $(0.30)
                                                    -------        -------       -------        ------
Net increase (decrease) in net asset value          $ (1.43)       $  1.71       $  0.45        $ 1.39
                                                    -------        -------       -------        ------
Net asset value, end of period                      $ 12.12        $ 13.55       $ 11.84        $11.39
                                                    =======        ========      =======        ======

Total return*                                         (6.31)%        15.49%         6.36%        17.02%***
Ratio of net expenses to average net assets+++         1.65%**        1.66%         1.64%         1.76%**
Ratio of net investment income (loss) to
  average net assets+++                                0.23%**       (0.39)%       (0.70)%       (0.26)%**
Portfolio turnover rate                                   5%            18%           51%            3%
Net assets, end of period (in thousands)            $33,881        $37,749       $30,382        $5,845
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                         1.65%**        1.69%         1.69%         2.81%**
  Net investment income (loss)                         0.23%**       (0.42)%       (0.75)%       (1.31)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         1.64%**        1.64%         1.64%         1.76%**
  Net investment income (loss)                         0.24%**       (0.38)%       (0.70)%       (0.26)%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

64    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Aggressive Allocation Fund
                                                   Six Months
                                                      Ended          Year          Year      8/9/04 (a)
                                                     1/31/08         Ended         Ended         To
                                                   (unaudited)      7/31/07       7/31/06      7/31/05
CLASS C
Net asset value, beginning of period                $ 13.73        $ 12.00       $ 11.54        $10.00
                                                    -------        -------       -------        ------
Increase (decrease) from
  investment operations:
  Net investment income (loss) (b)                  $  0.03        $ (0.03)      $ (0.08)       $(0.04)
  Net realized and unrealized gain (loss)
   on investments                                     (0.83)          1.90          0.81          1.88
                                                    -------        -------       -------        ------
   Net increase (decrease) from
     investment operations                          $ (0.80)       $  1.87       $  0.73        $ 1.84
                                                    -------        -------       -------        ------
Distributions to shareowners:
  Net investment income                             $ (0.16)       $ (0.08)      $     -        $    -
  Net realized gain                                   (0.50)         (0.06)        (0.27)        (0.27)
Return of capital                                         -              -             -         (0.03)
                                                    -------        -------       -------        ------
Total distributions to shareowners                  $ (0.66)       $ (0.14)      $ (0.27)       $(0.30)
                                                    -------        -------       -------        ------
Net increase (decrease) in net asset value          $ (1.46)       $  1.73       $  0.46        $ 1.54
                                                    -------        -------       -------        ------
Net asset value, end of period                      $ 12.27        $ 13.73       $ 12.00        $11.54
                                                    =======        =======       =======        ======
Total return*                                         (6.18)%        15.63%         6.37%        18.52%***
Ratio of net expenses to average net assets+++         1.47%**        1.52%         1.56%         1.76%**
Ratio of net investment income (loss) to
  average net assets+++                                0.45%**       (0.26)%       (0.64)%       (0.39)%**
Portfolio turnover rate                                   5%            18%           51%            3%
Net assets, end of period (in thousands)            $24,063        $23,584       $15,524        $7,144
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                         1.47%**        1.52%         1.56%         2.74%**
  Net investment income (loss)                         0.45%**       (0.26)%       (0.64)%       (1.37)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         1.46%**        1.52%         1.56%         1.76%**
  Net investment income (loss)                         0.46%**       (0.26)%       (0.64)%       (0.39)%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

The accompanying notes are an integral part of these financial statements.   65

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Aggressive Allocation Fund
                                                   Six Months
                                                     Ended           Year        9/23/05 (a)
                                                    1/31/08         Ended             To
                                                  (unaudited)      7/31/07         7/31/06
CLASS Y
Net asset value, beginning of period               $ 14.26         $ 12.41        $ 11.87
                                                   -------         -------        -------
Increase (decrease) from
  investment operations:
  Net investment income (b)                        $  0.11         $  0.14        $  0.06
  Net realized and unrealized gain (loss)
   on investments                                    (0.78)           1.97           0.78
                                                   -------         -------        -------
   Net increase (decrease) from
     investment operations                         $ (0.67)        $  2.11        $  0.84
                                                   -------         -------        -------
Distributions to shareowners:
  Net investment income                            $ (0.29)        $ (0.20)       $ (0.03)
  Net realized gain                                  (0.50)          (0.06)         (0.27)
                                                   -------         -------        -------
Total distributions to shareowners                 $ (0.79)        $ (0.26)       $ (0.30)
                                                   -------         -------        -------
  Net increase (decrease) in net asset value       $ (1.46)        $  1.85        $  0.54
                                                   -------         -------        -------
  Net asset value, end of period                   $ 12.80         $ 14.26        $ 12.41
                                                   =======         =======        =======
Total return*                                        (5.04)%         17.10%          7.13%***
Ratio of net expenses to average net
  assets+++                                           0.35%**         0.39%          0.37%**
Ratio of net investment income to average
  net assets+++                                       1.55%**         1.01%          0.63%**
Portfolio turnover rate                                  5%             18%            51%
  Net assets, end of period (in thousands)         $ 3,535         $ 3,171        $ 4,607
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                        0.35%**         0.39%          0.37%**
  Net investment income                               1.55%**         1.01%          0.63%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                        0.35%**         0.39%          0.37%**
  Net investment income                               1.55%**         1.01%          0.63%**

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Not Annualized.

66    The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) was organized as a Delaware statutory trust on April 22, 2004 (amended July 1, 2004) and was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund is to seek long-term capital growth and current income. The Moderate Fund seeks long-term capital growth and current income. The Growth Fund seeks long-term capital growth and current income. The Aggressive Fund seeks long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer Investment funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Funds' investment risks.

Each Fund offers four classes of shares designated Class A, Class B, Class C and Class Y. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation proceeds, except that each class of shares can bear different transfer agent and distribution

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

B.   Federal Income Taxes

     It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required. All tax returns filed thus far are subject to examination by tax authorities.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds' distribu-

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     tions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended July 31, 2007 was as follows:

                      Ordinary        Long-Term
Fund                   Income       Capital Gains        Total
--------------------------------------------------------------------------------
Conservative Fund     $ 514,160      $  54,191         $ 568,351
Moderate Fund         6,048,120        702,806         6,750,926
Growth Fund           3,901,473      2,022,290         5,923,763
Aggressive Fund       1,544,770        684,841         2,229,611

The following table shows the components of distributable earnings on a Federal income tax basis at July 31, 2007:

                     Undistributed    Undistributed     Net Unrealized
                       Ordinary         Long-Term        Appreciation
Fund                    Income        Capital Gains     (Depreciation)
--------------------------------------------------------------------------------
Conservative Fund     $ 509,024      $ 350,816         $  879,259
Moderate Fund         2,540,036      8,080,888         27,770,548
Growth Fund             933,087      7,939,477         30,877,598
Aggressive Fund         321,362      5,047,827         23,654,501

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. The Conservative Allocation Fund, Class A, Class B and Class C shares were first offered for sale to the public on May 12, 2005. Class Y shares were first offered for sale to the public on October 5, 2005. The Moderate Allocation, Growth Allocation and Aggressive Allocation Funds Class A, Class B and Class C shares were first offered for sale to the public on August 9, 2004. Class Y shares of Moderate Allocation, Growth Allocation and Aggressive Allocation were first publicly offered on September 23, 2005. Shares of each class represent an interest in the same

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to distribution plans for each class. There is no distribution plan for Class Y.

     The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned the following in underwriting commissions during the six months ended January 31, 2008:

                         Fund                        Amount
                         ----                        ------
                         Conservative Fund         $  14,156
                         Moderate Fund             $ 106,210
                         Growth Fund               $ 154,958
                         Aggressive Fund           $ 111,677

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively, (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     equal to or in excess of the value of the repurchase agreement at the time of the purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, or subcustodians. The Fund's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates on Pioneer managed assets:

                                            Management Fee as a Percentage
                                               of each Fund's Average
                         Fund                      Daily Net Assets
                         ----                      ----------------
                         Conservative Fund              0.13%
                         Moderate Fund                  0.13%
                         Growth Fund                    0.13%
                         Aggressive Fund                0.13%

For each Fund, management fees will be calculated daily at a 0.17% annual rate on any third party managed assets.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities are the following amounts payable to PIM at January 31, 2008:

                         Fund                        Amount
                         ----                        ------
                         Conservative Fund         $  5,667
                         Moderate Fund             $ 40,176
                         Growth Fund               $ 38,417
                         Aggressive Fund           $ 24,003

PIM contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

effect through December 1, 2009 for Class A shares and through December 1, 2008 for Class B and Class C shares:

Fund                    Class A        Class B       Class C
----                    -------        -------       -------
Conservative Fund        0.78%          1.68%         1.68%
Moderate Fund            0.74%          1.52%         1.52%
Growth Fund              0.79%          1.57%         1.57%
Aggressive Fund          0.85%          1.64%         1.64%

3. Transfer Agent

PIMSS provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at January 31, 2008:

                         Fund                       Amount
                         ----                       ------
                         Conservative Fund         $      -
                         Moderate Fund             $ 36,724
                         Growth Fund               $ 44,384
                         Aggressive Fund           $ 30,793

4. Distribution Plans

The Funds have adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan, respectively) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the Fund's average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Funds pay PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities are the following amounts

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

relating to distribution and service fees payable to PFD at January 31, 2008.

                         Fund                       Amount
                         ----                       ------
                         Conservative Fund        $  19,512
                         Moderate Fund            $ 135,781
                         Growth Fund              $ 150,781
                         Aggressive Fund          $  72,591

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the six months ended January 31, 2008, the following CDSC's were paid to
PFD:

                         Fund                        Amount
                         ----                        ------
                         Conservative Fund         $  10,022
                         Moderate Fund             $  88,565
                         Growth Fund               $ 120,636
                         Aggressive Fund           $  76,313

5. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

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Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

74
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Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on May 12, 2005. They considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the fourth quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub--

                                                                              75
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Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS          (continued)
--------------------------------------------------------------------------------

advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fifth quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by the sub-adviser to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the sub-advisory agreement for the Fund, the sub-adviser performs additional services for the Fund that it does not provide to those other clients, including regulatory compliance and other services. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the size of the Fund and the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the

76
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Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund and the relatively small size of the Fund compared to its peer group Morningstar category. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS          (continued)
--------------------------------------------------------------------------------

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS          (continued)
--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on August 9, 2004. They considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the fourth quintile of its Morningstar category, while the Fund's total return for 2005 was in the second quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, and given the short operating history of the Fund, the Trustees concluded that the investment performance of the Fund was satisfactory.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by the sub-adviser to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the sub-advisory agreement for the Fund, the sub-adviser performs additional services for the Fund that it does not provide to those other clients, including regulatory compliance and other services. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the size of the Fund and the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS          (continued)
--------------------------------------------------------------------------------

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period, and that, on a hypothetical basis, such fee would remain in the second quintile relative to the peer group at higher asset levels. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on August 9, 2004. They considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the fourth quintile of its Morningstar category, while the Fund's total return for 2005 was in the second quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, and given the short operating history of the Fund, the Trustees concluded that the investment performance of the Fund was satisfactory.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS          (continued)
--------------------------------------------------------------------------------

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by the sub-adviser to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the sub-advisory agreement for the Fund, the sub-adviser performs additional services for the Fund that it does not provide to those other clients, including regulatory compliance and other services. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the size of the Fund and the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS          (continued)
--------------------------------------------------------------------------------

the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS          (continued)
--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on August 9, 2004. They considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the third quintile of its Morningstar category, while the Fund's total return for 2005 was in the first quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fifth quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by the sub-adviser to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the sub-advisory agreement for the Fund, the sub-adviser performs additional services for the Fund that it does not provide to those other clients, including regulatory compliance and other services. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the size of the Fund and the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS          (continued)
--------------------------------------------------------------------------------

and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury,
Mary K. Bush                                      Executive Vice President
Margaret B.W. Graham                            Vincent Nave, Treasurer
Thomas J. Perna                                 Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

94
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our website:                                    www.pioneerinvestments.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerinvestments.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2008

* Print the name and title of each signing officer under his or her signature.